Provision for expected credit losses - Total write-offs net of recoveries to average loans (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Provisions for expected credit losses
Total write-offs net of recoveries to average loans	0.05%	0.05%
Write-offs still under enforcement activity	$ 596	$ 581
Housing
Provisions for expected credit losses
Total write-offs net of recoveries to average loans	0.01%	0.01%
Personal
Provisions for expected credit losses
Total write-offs net of recoveries to average loans	2.21%	1.78%
Business
Provisions for expected credit losses
Total write-offs net of recoveries to average loans	0.05%	0.07%
Parent Entity
Provisions for expected credit losses
Write-offs still under enforcement activity	$ 549	$ 534